Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net earnings	$ 2,598.4	$ 2,695.0	$ 2,392.2
Less earnings from discontinued operations, net of income taxes	55.3	104.4	210.9
Net earnings from continuing operations	2,543.1	2,590.6	2,181.3
Non-cash items:
Depreciation	537.9	511.7	487.9
Amortization	351.6	338.9	311.1
Stock-based compensation expense	115.5	109.6	103.7
Earnings from unconsolidated joint venture, net of cash dividends received	0.0	66.6	(25.4)
Pre-tax gain on sales of investments and a product line	(156.5)	(431.3)	0.0
Change in deferred income taxes	199.8	276.3	191.7
Change in trade accounts receivable, net	(113.4)	(35.2)	(77.6)
Change in inventories	49.9	43.5	58.6
Change in trade accounts payable	108.5	175.3	63.8
Change in prepaid expenses and other assets	(136.9)	(112.9)	(95.2)
Change in accrued expenses and other liabilities	118.5	(65.7)	106.5
Total operating cash provided by continuing operations	3,618.0	3,467.4	3,306.4
Total operating cash provided by discontinued operations	140.4	117.9	108.6
Net cash provided by operating activities	3,758.4	3,585.3	3,415.0
Cash flows from investing activities:
Cash paid for acquisitions	(3,128.4)	(882.5)	(1,607.7)
Payments for additions to property, plant and equipment	(580.6)	(538.1)	(445.8)
Proceeds from sales of investments and a product line	253.8	958.6	0.0
All other investing activities	30.3	(2.4)	30.0
Total investing cash used in continuing operations	(3,424.9)	(464.4)	(2,023.5)
Proceeds from sale of discontinued operations	0.0	0.0	337.5
Total investing cash used in discontinued operations	(19.4)	(88.1)	(201.6)
Net cash used in investing activities	(3,444.3)	(552.5)	(1,887.6)
Cash flows from financing activities:
Proceeds from the issuance of common stock	132.9	177.4	212.0
Payment of dividends	(227.7)	(52.1)	(86.4)
Purchase of stock	0.0	0.0	(648.4)
Net proceeds from (repayments of) borrowings (maturities of 90 days or less)	312.2	(763.3)	195.9
Repayments of borrowings (maturities longer than 90 days)	(414.7)	(967.8)	(61.5)
All other financing activities	(20.9)	0.0	0.0
Net cash used in financing activities	(218.2)	(1,605.8)	(388.4)
Effect of exchange rate changes on cash and equivalents	(205.5)	9.5	2.7
Net change in cash and equivalents	(109.6)	1,436.5	1,141.7
Beginning balance of cash and equivalents	3,115.2	1,678.7	537.0
Ending balance of cash and equivalents	$ 3,005.6	$ 3,115.2	$ 1,678.7